10-Q RELATED PARTY TRANSACTIONS (Details)			2 Months Ended	3 Months Ended		12 Months Ended
	Jan. 03, 2022 USD ($)	Dec. 10, 2021 USD ($)	Mar. 10, 2022 USD ($)	Mar. 31, 2022 USD ($) officer shares	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) officer shares	Dec. 31, 2020 USD ($)	Sep. 07, 2021 USD ($)
Related Party Transaction [Line Items]
Payments to acquire assets				$ 782,500	$ 40,750		$ 78,467	$ 130,750
Advances to affiliate							4,935,000
Sierra Springs Opportunity Fund, Inc.
Related Party Transaction [Line Items]
Payments for advance to affiliate	$ 1,300,000			1,300,000	$ 2,150,000		3,285,000	$ 1,650,000
Advances to affiliate				4,935,000			4,935,000
Sierra Springs Opportunity Fund, Inc. | Scenario, Forecast
Related Party Transaction [Line Items]
Related party transaction, purchases from related party			$ 9,740,000			$ 9,740,000
Non-operations cash proceeds, net, threshold for accelerated payment						$ 14,635,000
Sierra Springs Opportunity Fund, Inc. | Chief Executive Officer and Officers | SSOF
Related Party Transaction [Line Items]
Sierra Springs Opportunity Fund, Inc., at cost				$ 450,000			$ 450,000
Variable interest entity, ownership (in shares) | shares				9,000,000			9,000,000
Number of officers with ownership interest | officer				2			2
Ownership percentage				30.80%			16.40%
FLUX Photon Corporation
Related Party Transaction [Line Items]
Maximum performance-based cash payments as percentage of future consolidated net cash flow									$ 18,000,000
Performance-based cash payments as percentage of future consolidated net cash flow									20.00%
Payments to acquire assets		$ 350,000
Asset acquisition contingent consideration liability							$ 17,650,000
Aqua Metals Inc
Related Party Transaction [Line Items]
Consideration transferred				$ 1,140,000
LINICO Corporation
Related Party Transaction [Line Items]
Consideration transferred				$ 500,000			$ 4,500,000